State Street SPDR SP Regional Banking ETF N-1A Cover	Jun. 30, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	SPDR Series Trust
Entity Central Index Key	0001064642
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Prospectus Date	Oct. 30, 2026